Income taxes - Summary of reconciliation of effective tax rate (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	₽ 2,225,448	₽ 1,542,447	[1]	₽ 1,283,305	[2]
Income tax at 20% tax rate	(445,090)	(308,489)		(256,661)
Effect of tax rates in foreign jurisdictions	(23,408)	(40,204)		5,070
Withholding tax on intra-group dividend and unremitted earnings	60,436	39,879		(105,771)
Derecognition of indemnification asset				(325,269)
Non-taxable gain from sale of subsidiary (note 18)		766		87,823
Unrecognized deferred tax asset	(113,047)	(109,094)		(141,207)
Non-deductible interest expense	(18,421)	(49,149)		(48,079)
Non-deductible expenses related to management incentive agreement	(35,485)	(15,730)		(15,789)
Other net non-taxable income and (non-deductible expense)	(69,407)	(27,581)		(20,620)
Income tax expense	₽ (644,422)	₽ (509,602)	[1]	₽ (820,503)	[2]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.